UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2017

Item 1. Reports to Stockholders

Fixed income mutual fund

Delaware Investments Ultrashort Fund

September 30, 2017

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Investments Ultrashort Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

MIM is the marketing name for the registered investment advisers including Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Bank International Limited, Macquarie Investment Management Europe Limited, Macquarie Investment Management Limited, and Macquarie Capital Investment Management, Inc.

The Fund is distributed by Delaware Distributors, L.P., an affiliate of MIMBT and Macquarie Group Limited. MIM, a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2017, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Disclosure of Fund expenses

For the six-month period from April 1, 2017 to September 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2017 to Sept. 30, 2017.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from April 1, 2017 to September 30, 2017 (Unaudited)

Delaware Investments Ultrashort Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/17	Ending Account Value 9/30/17	Annualized Expense Ratio	Expenses Paid During Period 4/1/17 to 9/30/17*

Actual Fund return†
Class A	$1,000.00	$1,008.20	0.40%	$2.01
Class C	1,000.00	1,008.20	0.40%	2.01
Class L	1,000.00	1,008.20	0.40%	2.01
Institutional Class	1,000.00	1,008.20	0.40%	2.01

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,023.06	0.40%	$2.03
Class C	1,000.00	1,023.06	0.40%	2.03
Class L	1,000.00	1,023.06	0.40%	2.03
Institutional Class	1,000.00	1,023.06	0.40%	2.03

*“	Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation

Delaware Investments Ultrashort Fund	As of September 30, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Certificates of Deposit	3.68%
Commercial Paper	19.46%
Banks	9.04%
Colleges & Universities	6.13%
Consumer Discretionary	0.61%
Oil & Gas	3.68%
Corporate Bonds	32.39%
Banks	15.11%
Basic Industry	2.27%
Capital Goods	3.07%
Communications	1.82%
Consumer Cyclical	1.54%
Consumer Non-Cyclical	3.99%
Electric	1.55%
Insurance	1.52%
Natural Gas	1.52%
Non-Agency Asset-Backed Securities	38.98%
Short-Term Investments	5.52%
Total Value of Securities	100.03%
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%

Schedule of investments
Delaware Investments Ultrashort Fund	September 30, 2017 (Unaudited)

	Principal amount°	Value (US $)
Certificates of Deposit – 3.68%
Banco Del Estado De Chile 1.32% 10/20/17	1,500,000	$1,500,086
Banco Estado Chile 1.40% 12/28/17	1,500,000	1,500,231

Total Certificates of Deposit (cost $3,000,000)		3,000,317

Commercial Paper – 19.46%

Banks – 9.04%
Abbey National Treasury Services 1.06% 10/2/17 ≠	2,250,000	2,249,934
BNP Paribas New York 1.05% 10/2/17 ≠	2,635,000	2,634,923
Credit Suisse New York 1.511% 3/28/18 ≠	2,000,000	1,985,050
JPMorgan Securities 1.339% 10/2/17 ≠	500,000	499,950

		7,369,857

Colleges & Universities – 6.13%
Cornell University 1.243% 11/15/17 ≠	1,000,000	998,720
DNB Bank 1.171% 10/27/17 ≠≥	2,000,000	1,998,192
Duke University 1.233% 11/9/17 ≠	1,250,000	1,248,417
University of Chicago 1.231% 10/23/17 ≠	750,000	749,415

		4,994,744

Consumer Discretionary – 0.61%
St Joseph County 1.212% 10/16/17 ≠	500,000	499,740

		499,740

Oil & Gas – 3.68%
Koch Resources 1.17% 10/23/17 ≠≥	3,000,000	2,997,678

		2,997,678

Total Commercial Paper (cost $15,862,139)		15,862,019

Corporate Bonds – 32.39%

Banks – 15.11%
Bank of America 2.313% (LIBOR03M + 1.00%) 4/24/23	750,000	756,955
Branch Banking & Trust 1.45% 5/10/19	1,000,000	994,463
Citigroup 2.414% (LIBOR03M + 1.10%) 5/17/24 •	1,500,000	1,504,502
Citizens Bank 2.20% 5/26/20	1,250,000	1,250,386
2.30% 12/13/19	1,250,000	1,255,885
2.375% 1/22/18	500,000	501,214
2.917% (LIBOR03M + 1.60%) 11/29/23 •	750,000	778,304
Huntington National Bank 2.375% 3/10/20	1,250,000	1,257,795
JPMorgan Chase & Co. 2.214% (LIBOR03M + 0.90%) 4/25/23 •	750,000	755,900
Manufacturers & Traders Trust 2.05% 8/17/20	1,250,000	1,248,322
Morgan Stanley 2.532% (LIBOR03M + 1.22%) 5/8/24 •	750,000	759,984

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Banks (continued)
Wells Fargo Bank 2.15% 12/6/19	1,250,000	$1,256,829

		12,320,539

Basic Industry – 2.27%
Dow Chemical 8.55% 5/15/19	535,000	591,033
Sherwin-Williams 2.25% 5/15/20	1,250,000	1,255,525

		1,846,558

Capital Goods – 3.07%
Fortive 1.80% 6/15/19	1,250,000	1,249,239
Rockwell Collins 1.95% 7/15/19	1,250,000	1,250,406

		2,499,645

Communications – 1.82%
Deutsche Telekom International Finance 144A 1.50% 9/19/19 #	1,500,000	1,485,121

		1,485,121

Consumer Cyclical – 1.54%
General Motors Financial 2.35% 10/4/19	1,250,000	1,254,637

		1,254,637

Consumer Non-Cyclical – 3.99%
BAT Capital 144A 2.297% 8/14/20 #	1,250,000	1,254,585
Shire Acquisitions Investments Ireland 1.90% 9/23/19	2,000,000	1,996,767

		3,251,352

Electric – 1.55%
Dominion Energy 2.579% 7/1/20	1,250,000	1,259,450

		1,259,450

Insurance – 1.52%
Principal Life Global Funding II 144A 1.50% 4/18/19 #	1,250,000	1,242,628

		1,242,628

Natural Gas – 1.52%
Sempra Energy 1.625% 10/7/19	1,250,000	1,242,577

		1,242,577

Total Corporate Bonds (cost $26,353,047)		26,402,507

Non-Agency Asset-Backed Securities – 38.98%

American Express Credit Account Master Trust
Series 2013-2 A 1.654% (LIBOR01M + 0.42%) 5/17/21 •	510,000	511,989
Series 2017-2 A 1.686% (LIBOR01M + 0.45%) 9/16/24 •	675,000	680,213
ARI Fleet Lease Trust
Series 2017-A A1 144A 1.25% 6/15/18 #	1,592,457	1,591,321

Schedule of investments

Delaware Investments Ultrashort Fund

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Bank of America Credit Card Trust
Series 2016-A1 A 1.624% (LIBOR01M + 0.39%) 10/15/21 •	2,000,000	$2,008,585
BMW Floorplan Master Owner Trust
Series 2015-1A A 144A 1.734% (LIBOR01M + 0.50%) 7/15/20 #•	1,000,000	1,002,891
BMW Vehicle Lease Trust
Series 2016-1 A3 1.34% 1/22/19	893,670	893,249
Chase Issuance Trust
Series 2017-A1 A 1.534% (LIBOR01M + 0.30%) 1/18/22 •	250,000	250,948
Series 2017-A2 A 1.634% (LIBOR01M + 0.40%) 3/15/24 •	1,000,000	1,003,395
Chesapeake Funding II
Series 2017-2A A2 144A 1.684% (LIBOR01M + 0.45%) 5/15/29 #•	1,500,000	1,503,703
Citibank Credit Card Issuance Trust
Series 2017-A5 A5 1.856% (LIBOR01M + 0.62%) 4/22/26 •	3,000,000	3,031,304
Series 2017-A6 A6 2.007% (LIBOR01M + 0.77%) 5/14/29 •	1,000,000	1,010,102
Discover Card Execution Note Trust
Series 2017-A1 A1 1.724% (LIBOR01M + 0.49%) 7/15/24 •	2,000,000	2,021,116
Series 2017-A3 A3 1.464% (LIBOR01M + 0.23%) 10/17/22 •	2,800,000	2,805,518
Series 2017-A5 A5 1.834% (LIBOR01M + 0.60%) 12/15/26 •	3,300,000	3,332,911
Ford Credit Floorplan Master Owner Trust A
Series 2015-2 A2 1.804% (LIBOR01M + 0.57%) 1/15/22 •	1,000,000	1,008,201
Mercedes-Benz Master Owner Trust
Series 2016-BA A 144A 1.934% (LIBOR01M + 0.70%) 5/17/21 #•	1,000,000	1,007,543
Navistar Financial Dealer Note Master Owner Trust II
Series 2017-1 A 144A 2.017% (LIBOR01M + 0.78%) 6/27/22 #•	1,000,000	1,000,533
Nissan Master Owner Trust Receivables
Series 2015-A A1 1.634% (LIBOR01M + 0.40%) 1/15/20 •	1,175,000	1,176,029
PFS Financing
Series 2017-BA A1 144A 1.834% (LIBOR01M + 0.60%) 7/15/22 #•	2,500,000	2,496,462
Toyota Auto Receivables
Series 2016-C A2A 1.00% 1/15/19	438,384	438,094

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Trafigura Securitisation Finance
Series 2017-1A A1 144A 2.084% (LIBOR01M + 0.85%) 12/15/20 #•	1,000,000	$1,006,666
Wheels SPV 2
Series 2017-1A A2 144A 1.88% 4/20/26 #	2,000,000	1,997,934

Total Non-Agency Asset-Backed Securities
(cost $31,682,792)		31,778,707

Short-Term Investments – 5.52%

Abbey National Treasury Services 1.854% (LIBOR03M + 0.55%) 10/17/17 •	1,500,000	1,500,510
JPMorgan Securities 1.706% 10/19/17 •	1,500,000	1,500,441
Toronto-Dominion Bank 1.704% (LIBOR03M + 0.40%) 10/17/17 •	1,500,000	1,500,398

Total Short-Term Investments (cost $4,500,000)		4,501,349

Total Value of Securities – 100.03%
(cost $81,397,978)		$81,544,899

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2017, the aggregate value of Rule 144A securities was $15,589,387, which represents 19.12% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

≥	Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At Sept. 30, 2017, the aggregate value of these securities was $4,995,870, which represented 6.13% of the Fund’s net assets.

°	Principal amount shown is stated in US dollars.

•	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at Sept. 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

ICE LIBOR – Intercontinental Exchange London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Investments Ultrashort Fund	September 30, 2017 (Unaudited)

Assets:
Investments, at value[1]	$77,043,550
Short-term investments, at value[2]	4,501,349
Cash	36,458
Interest receivable	191,919
Receivable from investment manager	275
Receivable for fund shares sold	182

Total assets	81,773,733

Liabilities:
Payable for fund shares redeemed	102,290
Other accrued expenses	95,925
Registration fees payable	20,475
Audit and tax fees payable	18,657
Distribution payable	17,147
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,317
Accounting and administration expenses payable to affiliates	583
Trustees’ fees and expenses payable to affiliates	196
Legal fees payable to affiliates	130
Reports and statements to shareholders expenses payable to affiliates	39

Total liabilities	256,759

Total Net Assets	$81,516,974

Net Assets Consist of:
Paid-in capital	$81,337,286
Distributions in excess of net investment income	(16,608)
Accumulated net realized gain on investments	49,375
Net unrealized appreciation of investments	146,921

Total Net Assets	$81,516,974

Net Asset Value
Class A:
Net assets	$10,125,124
Shares of beneficial interest outstanding, unlimited authorization, no par	1,010,324
Net asset value per share	$10.02
Sales charge	2.00%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$10.22

Class C:
Net assets	$6,388,246
Shares of beneficial interest outstanding, unlimited authorization, no par	637,536
Net asset value per share	$10.02

Class L:
Net assets	$64,119,141
Shares of beneficial interest outstanding, unlimited authorization, no par	6,397,985
Net asset value per share	$10.02

Institutional Class:
Net assets	$884,463
Shares of beneficial interest outstanding, unlimited authorization, no par	88,251
Net asset value per share	$10.02

[1]Investments, at cost	$76,897,978
[2]Short-term investments, at cost	4,500,000

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Investments Ultrashort Fund	Six months ended September 30, 2017 (Unaudited)

Investment Income:
Interest	$674,332

Expenses:
Management fees	124,528
Distribution expenses – Class A	11,922
Distribution expenses – Class C	34,716
Dividend disbursing and transfer agent fees and expenses	44,343
Registration fees	34,493
Legal fees	29,487
Reports and statements to shareholders expenses	21,717
Audit and tax fees	18,658
Accounting and administration expenses	16,906
Dues and services fees	5,247
Custodian fees	2,800
Trustees’ fees and expenses	1,825
Other	3,253

349,895
Less expenses waived	(136,590)
Less waived distribution expenses – Class A	(11,922)
Less waived distribution expenses – Class C	(34,716)
Less expenses paid indirectly	(505)

Total operating expenses	166,162

Net Investment Income	508,170

Net Realized and Unrealized Gain:
Net realized gain on investments	84,774
Net change in unrealized appreciation (depreciation) of investments	98,546

Net Realized and Unrealized Gain	183,320

Net Increase in Net Assets Resulting from Operations	$691,490

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Investments Ultrashort Fund

	Six months
	ended
	9/30/17	Year ended
	(Unaudited)	3/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$508,170	$673,194
Net realized gain	84,774	106,163
Net change in unrealized appreciation (depreciation)	98,546	(120,718)

Net increase in net assets resulting from operations	691,490	658,639

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(58,041)	(61,714)
Class C	(42,228)	(65,331)
Class L	(402,137)	(541,122)
Institutional Class	(2,355)	(2,302)

Net realized gain:
Class A	—	(19,826)
Class B	—	(28,823)
Class L	—	(159,652)
Institutional Class	—	(720)

	(504,761)	(879,490)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,681,870	15,259,316
Class C	241,474	6,744,579
Class L	5,351	829
Institutional Class	638,453	137,599

Net asset value of shares issued upon reinvestment of dividends:
Class A	57,037	78,351
Class C	38,115	84,439
Class L	398,754	684,797
Institutional Class	1,348	2,393

	4,062,402	22,992,303

	Six months
	ended
	9/30/17	Year ended
	(Unaudited)	3/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,065,154)	$(12,188,279)
Class C	(1,434,224)	(9,189,104)
Class L	(4,553,047)	(16,052,118)
Institutional Class	(87,167)	(110,808)

	(8,139,592)	(37,540,309)

Decrease in net assets derived from capital share transactions	(4,077,190)	(14,548,006)

Net Decrease in Net Assets	(3,890,461)	(14,768,857)

Net Assets:
Beginning of period	85,407,435	100,176,292

End of period	$81,516,974	$85,407,435

Distributions in excess of net investment income	$(16,608)	$(20,017)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments Ultrashort Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[4]
Net realized and unrealized gain
Capital contribution from Advisor

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[8]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[9]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[9]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The Class A shares financial highlights for the periods prior to Jan. 5, 2016 reflect the performance of the Delaware Cash Reserve® Fund Consultant Class shares.

[3]	On Jan. 5, 2015, the Fund declared a 10 for 1 reverse stock split. The net asset values and per share information listed have been revised/adjusted to reflect the reverse stock split.

[4]	The average shares outstanding have been applied for per share information for the six months ended Sept. 30, 2017 and the years ended March 31, 2017 and 2016.

[5]	Amount is less than $0.005 per share.

[6]	For the year ended March 31, 2016, capital contribution from Advisor of $8,961, was made by the Fund’s Class A shares, which calculated to a de minimis amount of $0.00 per share.

[7]	For the years ended March 31, 2015 and 2014, net investment income distributions of $(1,588) and $(2,377) respectively, were made by the Fund’s Class A shares, which calculated to a de minimis amount of $0.00 per share.

[8]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[9]	Expenses paid indirectly were not material, as reflected on the “Statement of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
9/30/17[1]	Year ended

(Unaudited)	3/31/17	3/31/16[2,3]	3/31/15[2,3]	3/31/14[2,3]	3/31/13[2,3]

$10.00	$10.02	$10.00		$10.00		$10.00		$10.00

0.06	0.07	0.01		—	[5]	—	[5]	0.01
0.02	—	0.02		—		—		—
—	—	—	[6]	—		—		—

0.08	0.07	0.03		—		—		0.01

(0.06)	(0.07)	(0.01)		—	[7]	—	[7]	(0.01)
	—	—		—		—		—
—	(0.02)	—		—		—		—

(0.06)	(0.09)	(0.01)		—		—		(0.01)

$10.02	$10.00	$10.02		$10.00		$10.00		$10.00

0.82%	0.76%	0.32%		0.03%		0.03%		0.09%

$10,125	$9,430	$6,305		$5,319		$6,675		$7,200
0.40%	0.40%	0.19%		0.13%		0.15%		0.15%
0.98%	1.08%	1.03%		0.98%		0.97%		0.99%
1.22%	0.73%	0.14%		0.03%		0.03%		0.09%
0.64%	0.05%	(0.70%	)	(0.82%	)	(0.79%	)	(0.75% )
66%	104%	123%		0%		0%		0%

Financial highlights

Delaware Investments Ultrashort Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[4]
Net realized and unrealized gain
Capital contribution from Advisor

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[8]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[9]
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived[9]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The Class C shares financial highlights for the periods prior to Jan. 5, 2016 reflect the performance of the Delaware Cash Reserve® Fund Class C shares.

[3]	On Jan. 5, 2015, the Fund declared a 10 for 1 reverse stock split. The net asset values and per share information listed have been revised/adjusted to reflect the reverse stock split.

[4]	The average shares outstanding have been applied for per share information for the six months ended Sept. 30, 2017 and the years ended March 31, 2017 and 2016.

[5]	Amount is less than $0.005 per share.

[6]	For the year ended March 31, 2016, capital contribution from Advisor of $16,212, was made by the Fund’s Class C shares, which calculated to a de minimis amount of $0.00 per share.

[7]	For the years ended March 31, 2015 and 2014, net investment income distributions of $(2,477) and $(4,427) respectively, were made by the Fund’s Class C shares, which calculated to a de minimis amount of $0.00 per share.

[8]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

9 Expenses paid indirectly were not material, as reflected on the “Statement of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
9/30/17[1]		Year ended

(Unaudited)		3/31/17	3/31/16[2,3]		3/31/15[2,3]		3/31/14[2,3]		3/31/13[2,3]

$10.00		$10.02	$10.00		$10.00		$10.00		$10.00

0.06		0.07	0.01		—	[5]	—	[5]	0.01
0.02		—	0.02		—		—		—
—		—	—	[6]	—		—		—

0.08		0.07	0.03		—		—		0.01

(0.06)		(0.07)	(0.01)		—	[7]	—	[7]	(0.01)
—		(0.02)	—		—		—		—

(0.06)		(0.09)	(0.01)		—		—		(0.01)

$10.02		$10.00	$10.02		$10.00		$10.00		$10.00

0.82%		0.75%	0.32%		0.03%		0.03%		0.09%

$6,388		$7,527	$9,927		$8,463		$10,430		$9,544
0.40%		0.40%	0.19%		0.13%		0.15%		0.15%
1.73%		1.83%	1.78%		1.73%		1.69%		1.69%
1.22%		0.73%	0.14%		0.03%		0.03%		0.09%
(0.11%	)	(0.70% )	(1.45%	)	(1.57%	)	(1.51%	)	(1.45% )
66%		104%	123%		0%		0%		0%

Financial highlights

Delaware Investments Ultrashort Fund Class L

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[4]
Net realized and unrealized gain
Capital contribution from Advisor
Total from investment operations

Less dividends and distributions from:
Net investment income

Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[8]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[9]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived[9]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The Class L shares financial highlights for the periods prior to Jan. 5, 2016 reflect the performance of the Delaware Cash Reserve® Fund Class A shares.

[3]	On Jan. 5, 2015, the Fund declared a 10 for 1 reverse stock split. The net asset values and per shares information listed have been revised/adjusted to reflect the reverse stock split.

[4]	The average shares outstanding have been applied for per share information for the six months ended Sept. 30, 2017 and the years ended March 31, 2017 and 2016.

[5]	Amount is less than $0.005 per share.

[6]	For the year ended March 31, 2016, capital contribution from Advisor of $305,752, was made by the Fund’s Class L shares, which calculated to a de minimis amount of $0.00 per share.

[7]	For the years ended March 31, 2015 and 2014, net investment income distributions of $(51,769) and $(75,121) respectively were made by the Fund’s Class L shares, which calculated to a de minimis amount of $0.00 per share.

[8]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[9]	Expenses paid indirectly were not material, as reflected on the “Statement of operations,” and had no impact on the ratios disclosed.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
9/30/17[1]	Year ended

(Unaudited)	3/31/17	3/31/16[2,3]	3/31/15[2,3]	3/31/14[2,3]	3/31/13[2,3]

$10.00	$10.02	$10.00		$10.00		$10.00		$10.00

0.06	0.07	0.01		—	[5]	—	[5]	0.01
0.02	—	0.02		—		—		—
—	—	—	[6]	—		—		—

0.08	0.07	0.03		—		—		0.01

(0.06)	(0.07)	(0.01)		—	[7]	—	[7]	(0.01)
—	(0.02)	—		—		—		—

(0.06)	(0.09)	(0.01)		—		—		(0.01)

$10.02	$10.00	$10.02		$10.00		$10.00		$10.00

0.82%	0.75%	0.32%		0.03%		0.03%		0.09%

$64,119	$68,119	$83,641		$175,765		$224,475		$229,809
0.40%	0.40%	0.19%		0.13%		0.15%		0.15%
0.73%	0.83%	0.78%		0.73%		0.69%		0.69%
1.22%	0.73%	0.14%		0.03%		0.03%		0.09%
0.89%	0.30%	(0.45%	)	(0.57%	)	(0.51%	)	(0.45% )
66%	104%	123%		0%		0%		0%

Financial highlights

Delaware Investments Ultrashort Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain

Total from investment operations.

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived.[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material, as reflected on the “Statement of operations,” and had no impact on the ratios disclosed.

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/17[1] (Unaudited)	Year ended 3/31/17	1/5/16[2] to 3/31/16
$10.00	$10.02	$10.00

0.06	0.07	0.02
0.02	—	0.02

0.08	0.07	0.04

(0.06)	(0.07)	(0.02)
—	(0.02)	—

(0.06)	(0.09)	(0.02)

$10.02	$10.00	$10.02

0.82%	0.75%	0.39%

$885	$331	$303
0.40%	0.40%	0.40%
0.73%	0.83%	0.74%
1.22%	0.73%	0.36%
0.89%	0.30%	0.02%
66%	104%	123% [6]

Notes to financial statements
Delaware Investments Ultrashort Fund	September 30, 2017 (Unaudited)

Delaware Group® Cash Reserve (Trust) is organized as a Delaware statutory trust and offers one series, Delaware Investments Ultrashort Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 as amended (1940 Act), and offers Class A, Class C, Class L, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.00%. Class L and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek total return to the extent consistent with a relatively low volatility of principal.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended Sept. 30, 2017 and for all open tax years (years ended March 31, 2014–March 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended Sept. 30, 2017, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – This Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset shown as “Less expenses paid indirectly.” For the six months ended Sept. 30, 2017, the Fund earned $285 under this agreement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expenses paid indirectly.” For the six months ended Sept. 30, 2017, the Fund earned $220 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly,

Notes to financial statements

Delaware Investments Ultrashort Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.30% on average daily net assets of the Fund.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.40% of the Fund’s average daily net assets from April 1, 2017 through Sept. 30, 2017.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds from April 1, 2017 through Aug. 31, 2017 at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above were allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. Effective Sept. 1, 2017, the Fund entered into an amendment to DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative NAV basis. For the six months ended Sept. 30, 2017, the Fund was charged $2,192 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. For the six months ended Sept. 30, 2017, the Fund was charged $8,230 for these services. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, and 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Class L and Institutional Class shares pay no 12b-1 fees. DDLP has contracted to limit the 12b-1 fees to 0.00% of average daily net assets for Class A and Class C shares from April 1, 2017 through Sept. 30, 2017.*

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Sept. 30, 2017, the Fund was charged $787 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Sept. 30, 2017, DDLP earned $353 for commissions on sales of the Fund’s Class A shares. For the six months ended Sept. 30, 2017, DDLP received gross CDSC commissions of $1,587 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*The aggregate contractual waiver period covering this report is from Jan. 4, 2016 through July 30, 2018.

3. Investments

For the six months ended Sept. 30, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$43,621,390
Sales	38,975,822

At Sept. 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund was as follows:

Cost of investments	$81,397,978

Aggregate unrealized appreciation of investments	$186,180
Aggregate unrealized depreciation of investments	(39,259)

Net unrealized appreciation of investments	$146,921

Qualified late year capital losses represent losses realized on investment transactions from Nov. 1, 2016 through March 31, 2017 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year. At March 31, 2017, the Fund deferred $35,399 of qualified late year capital losses.

Notes to financial statements

Delaware Investments Ultrashort Fund

3. Investments (continued)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2017:

Securities	Level 2

Assets:

Certificates of Deposit	$3,000,317
Commercial Paper	15,862,019
Corporate Debt	26,402,507
Non-Agency Asset-Backed Securities	31,778,707
Short-Term Investments	4,501,349

Total Value of Securities	$81,544,899

During the six months ended Sept. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended Sept. 30, 2017, there were no Level 3 investments.

Notes to financial statements

Delaware Investments Ultrashort Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	9/30/17	3/31/17
Shares sold:
Class A	267,798	1,523,916
Class C	24,112	672,727
Class L	442	83
Institutional Class	63,708	13,732

Shares issued upon reinvestment of dividends and distributions:
Class A	5,695	7,834
Class C	3,806	8,439
Class L	39,815	68,428
Institutional Class	135	239

	405,511	2,295,398

Shares redeemed:
Class A	(206,291)	(1,217,806)
Class C	(143,229)	(918,915)
Class L	(454,751)	(1,602,412)
Institutional Class	(8,712)	(11,061)

	(812,983)	(3,750,194)

Net decrease	(407,472)	(1,454,796)

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

The Fund had no amounts outstanding as of Sept. 30, 2017, or at any time during the period then ended.

6. Credit and Market Risks

The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 5% limit on investments in illiquid securities. Section 4(2) and Rule 144A securities have been identified on the “Schedule of investments.”

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (Rule). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

9. Subsequent Events

On Nov. 6, 2017, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 5, 2018.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2017, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Investments Ultrashort Fund

Board consideration of Delaware Investments Ultrashort Fund investment advisory agreement

At a meeting held on Aug. 16-17, 2017 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Investments Ultrashort Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust), included materials provided by DMC and its affiliates concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2017 and included reports provided by Broadridge Financial Solutions (formerly Lipper) (“Broadridge” or “Lipper”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also from an experienced and knowledgeable fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware FundsSM by Macquarie (“Delaware Funds”) complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2017. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional ultra-short obligation funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the fourth quartile of its Performance Universe. The Board noted that the Fund’s performance was not in line with the Board’s objective. The Board noted that Delaware Investments Ultrashort Fund had converted from Delaware Cash Reserve® Fund, a money market fund, to a non-money market ultrashort fixed income fund on Jan. 5, 2016. In evaluating the Fund’s performance, the Board considered the Fund’s short existence. The Board also considered the performance attribution included in the Meeting materials, as well as the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group.

Other Fund information (Unaudited)

Delaware Investments Ultrashort Fund

Board consideration of Delaware Investments Ultrashort Fund investment advisory agreement (continued)

The expense comparisons for the Fund showed that its contractual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the contractual management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. Finally, the Board also reviewed a report prepared by JDL regarding DMC profitability in the context of sub-advised funds and met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standardized fee pricing structure. Although, as of Feb. 28, 2017, the Fund has not reached a size at which it can take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that if the Fund grows, economies of scale may be shared.

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and Chief Executive Officer Delaware FundsSM by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Investments Ultrashort Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® CASH RESERVE

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2017

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 5, 2017